Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Performance-Based RSU

The following table lists the inputs to the model used for the PSUs granted in April 2019:

Fair value at grant date (in Euros)	10.44
Share price at grant date (in Euros)	7.10
Dividend yield	—
Expected volatility	52%
Risk-free interest rate (U.S. government bond yield)	2.29%
Model used	Monte Carlo

Summary of Movements in Shares

The following table illustrates the number and movements in shares during the period:

	Performance	Restricted	Equity Awards	Total
	Based Shares	shares	Plan	Potential shares
At January 1, 2019	3,085,164	1,312,524	57,913	4,455,601

Granted (A)	1,028,342	899,926	46,370	1,974,638
Over-performance (B)	21,802	—	—	21,802
Vested	(807,665)	(6,000)	(42,559)	(856,224)
Forfeited (C)	(78,806)	(20,737)	—	(99,543)

At June 30, 2019	3,248,837	2,185,713	61,724	5,496,274

(A)	For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.
(B)	When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.
(C)	For potential shares related to PSUs, 78,806 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.